Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 15 – Right-of-use assets and lease liabilities

Accounting policies

The Group leases an office buildings, equipment and vehicles. The rental contract for the HQ office building has been made for a minimum period of 13 years (terminable by the landlord after 15 years). Management has assessed the lease period to be 13 years. The rental contract for the US office site has been made for a minimum period of 16 years.  Equipment and vehicles are leased over a period of 3-4 years with no extension option.

Contracts may contain both lease and non-lease components. The group allocates the consideration in the contract to the lease and non-lease components according to the specific pricing of the services in the agreements.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor.

Until the 2018 financial year, all leases were classified as operating leases, but are from January 1, 2019 recognized as a right-and-use asset and corresponding liability at the date at which the asset is available for use by Zealand. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration. Zealand applies the definition of a lease and related guidance set out in IFRS 16 to all contracts entered into or changed on or after January 1, 2019.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments less any lease incentives receivable
•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

Short-term and low value leases are also recognized as right-of-use assets.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the Group's incremental borrowing rate is used, being the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the income statement over the lease period to ensure a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability
•	any lease payments made at or before the commencement date less any lease incentives received
•	any initial direct costs and restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to right-of-use assets:

		Office fixtures
DKK thousand	Other Buildings	and fittings
As at January 1, 2020	84,148	1,484
Additions due to business combination, cf. note 29	14,299	0
Additions	42,725	581
Retirements	(6,035)	(144)
Reversal of depreciations	6,035	0
Depreciation expense	(12,779)	(744)
Currency translation	(1,572)	0
As at December 31, 2020	126,821	1,177
As at January 1, 2019	7,750	2,298
Additions	84,122	280
Depreciation expense	(7,724)	(1,094)
As at December 31, 2019	84,148	1,484

Set out below are the carrying amounts of lease liabilities and the movements during the period.

	2020	2019
As at January 1	85,760	10,048
Additions due to business combinations, cf. note 29	14,046	0
Additions	43,151	83,521
Accretion of interest	2,763	621
Payments	(14,098)	(8,430)
Currency translation	(1,503)	0
As at December 31	130,119	85,760

Current	14,072	7,692
Non-current	116,047	78,068
The following are the amounts recognised in income statement:
Depreciation expense of right-of-use assets	(13,524)	(8,818)
Interest expense on lease liabilities	(2,763)	621
Total amount recognised in profit and loss	(16,287)	(9,439)
Cashflow	(14,098)	(8,430)
Total cash outflow for leases	(14,098)	(8,430)

Depreciation for the financial year has been charged as:
Research and development expenses	(10,001)	(7,583)
Administrative expenses	(3,523)	(1,235)
Sale and marketing expenses	0	0
Total	(13,524)	(8,818)